Financial risk management (Details 14) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 6,471	$ 3,271
Financial investments	2,729	4,845
Investment Grade Global Rating [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,458	1,413
Financial investments	1,961	1,875
A A Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	338	315
Financial investments	1,930	876
A Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,113	1,098
Financial investments	31	999
B B B Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	7
Other Ratings Abroad [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,621	215
Financial investments	2	1,026
Investment Grade Local Rating Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,390	1,642
Financial investments	766	1,944
A A A Br [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,390	1,642
Financial investments	766	1,944
Other Ratings In Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 2	$ 1